Equity Method Investment (Narrative Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investment [Abstract]
Equity Method Investment, Ownership Percentage	30.02%	30.51%	33.05%	35.00%
Percentage of our SMP Investment to be Sold to Third Party		30.00%
Percentage of Total SMP Ownership to be Sold to Third Party		9.00%
Deposit for investment distribution	$ 35.0	$ 35.0			$ 0.0